Trade and other receivables, net - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Trade and other receivables	$ 197,928	$ 172,331
U.S. Dollar
Disclosure of financial assets [line items]
Trade and other receivables	56,531	37,131
Argentine Peso
Disclosure of financial assets [line items]
Trade and other receivables	55,433	45,520
Uruguayan Peso
Disclosure of financial assets [line items]
Trade and other receivables	811	999
Brazilian Reais
Disclosure of financial assets [line items]
Trade and other receivables	$ 85,153	$ 88,681